Class I Prospectus | O'Shaughnessy All Cap Core Fund
O'Shaughnessy All Cap Core Fund
January 2, 2015

O’SHAUGHNESSY ALL CAP CORE FUND

(the “Fund”)

Class I – OFAIX

A series of Advisors Series Trust (the “Trust”)

Supplement dated January 2, 2015 to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) dated November 28, 2014

Effective January 1, 2015, O’Shaughnessy Asset Management, LLC (the “Adviser”) has further agreed to temporarily waive all or a portion of its management fees and pay operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) of the Fund in order to limit the net annual Fund operating expenses to 0.60% of the average daily net assets of Class I through at least December 31, 2015.  In addition, the Trust has reduced the shareholder servicing plan fee accrual payable by the Fund to 0.00% through at least December 31, 2015.  In connection with these changes, effective January 1, 2015, the following modifications are made to the Fund’s Summary Prospectus, Prospectus and SAI.

•	The Fund’s Annual Fund Operating Expenses table on page 1 of each of the Summary Prospectus and Prospectus is deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Prospectus O'Shaughnessy All Cap Core Fund Class I
Management Fees		0.55%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.76%
Less: Fee Waiver and Expense Reimbursement	[1]	(0.16%)
Net Annual Fund Operating Expenses		0.60%
[1]	Effective January 1, 2015, O'Shaughnessy Asset Management, LLC (the "Adviser") has further agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) incurred by the Fund through at least December 31, 2015, to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund to 0.60% of the average daily net assets of Class I (the "temporary expense limitation"). The temporary expense limitation may be discontinued at any time after December 31, 2015. The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. Prior to January 1, 2015, the contractual expense cap for Class I shares of the Fund under the Fund's written operating expenses limitation agreement was 0.99%.

•	The Fund’s Example on page 1 of each of the Summary Prospectus and Prospectus is deleted and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Prospectus O'Shaughnessy All Cap Core Fund Class I	61	227	407	927

* * * * * Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.